Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Supplementary Cash Flow Information [Abstract]
Disclosure Of Changes In Non-Cash Working Capital Items	Working Capital

	June 30, 2022	December 31, 2021
Total Current Assets	15,321	11,988
Total Current Liabilities	8,865	7,305
Working Capital	6,456	4,683
As at June 30, 2022, adjusted working capital was $6.1 billion (December 31, 2021 – $3.8 billion), excluding assets held for sale of $525 million (December 31, 2021 – $1.3 billion), the contingent payment of $nil (December 31, 2021 – $236 million) and liabilities related to assets held for sale of $119 million (December 31, 2021 – $186 million).
Changes in non-cash working capital is as follows:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Accounts Receivable and Accrued Revenues	282	(221)	(1,627)	(874)
Income Tax Receivable	8	4	23	13
Inventories	(505)	(406)	(1,310)	(1,014)
Accounts Payable and Accrued Liabilities	(388)	237	1,159	640
Income Tax Payable	591	(3)	803	(45)
Total Non-Cash Working Capital	(12)	(389)	(952)	(1,280)

Net Change in Non-Cash Working Capital - Operating Activities	(92)	(430)	(1,291)	(1,332)
Net Change in Non-Cash Working Capital - Investing Activities	80	41	339	52
Total Non-Cash Working Capital	(12)	(389)	(952)	(1,280)

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2020	—	121	7,441	1,757
Acquisition	—	40	6,602	1,441
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	(89)	—	—
Net Issuance (Repayment) of Revolving Long-Term Debt	—	—	(350)	—
Principal Repayment of Leases	—	—	—	(152)
Common Share Dividends Paid	(71)	—	—	—
Preferred Share Dividend Paid	(17)	—	—	—
Non-Cash Changes:
Exchange Rate Movements and Other	—	(7)	(280)	(20)
Finance Costs	—	—	(33)	—
Lease Additions	—	—	—	58
Lease Modifications	—	—	—	6
Lease Re-measurements	—	—	—	(3)
Common Share Dividends Declared	71	—	—	—
Preferred Share Dividends Declared	17	—	—	—
As at June 30, 2021	—	65	13,380	3,087

As at December 31, 2021	—	79	12,385	2,957
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	(79)	—	—
(Repayment) of Long-Term Debt	—	—	(1,260)	—
Principal Repayment of Leases	—	—	—	(150)
Common Share Dividends Paid	(276)	—	—	—
Preferred Share Dividends Paid	(17)	—	—	—
Non-Cash Changes:
Exchange Rate Movements and Other	—	—	146	12
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	(25)	—
Finance Costs	—	—	(18)	—
Lease Additions	—	—	—	3
Lease Modifications	—	—	—	42
Lease Re-measurements	—	—	—	3
Lease Terminations	—	—	—	(1)
Common Share Dividends Declared	276	—	—	—
Preferred Share Dividends Declared	17	—	—	—
As at June 30, 2022	—	—	11,228	2,866